Notes Related to the Consolidated Statements of Financial Position - Schedule of Depreciation Periods (Details)	12 Months Ended
Dec. 31, 2020
Plant, equipment and tooling | Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment, Depreciation period	1 year
Plant, equipment and tooling | Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment, Depreciation period	5 years
General equipment, fixtures and fittings | Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment, Depreciation period	3 years
General equipment, fixtures and fittings | Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment, Depreciation period	10 years
Office equipment and computers | Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment, Depreciation period	3 years
Office equipment and computers | Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment, Depreciation period	5 years